CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Allowance of receivables from customers	$ 0	$ 0
Allowance of receivables from brokers, dealers, and clearing organizations	0	0
Payables due to customers	512,481,679	6,564,154
Accrued expenses and other current liabilities	16,881,957	$ 10,423,107
Operating Lease, Liability, Current	2,401,566
Operating Lease, Liability, Noncurrent	$ 3,440,092
Series A convertible redeemable preferred shares
Temporary equity, par value (in US dollars per share)		$ 0.00001
Temporary equity, shares authorized (in shares)		279,389,307
Temporary equity, shares issued (in shares)		279,389,307
Temporary equity, shares outstanding (in shares)		279,389,307
Temporary equity, liquidation preference		$ 19,784,136
Series B-1 convertible redeemable preferred shares
Temporary equity, par value (in US dollars per share)		$ 0.00001
Temporary equity, shares authorized (in shares)		188,378,334
Temporary equity, shares issued (in shares)		188,378,334
Temporary equity, shares outstanding (in shares)		188,378,334
Temporary equity, liquidation preference		$ 20,263,335
Series B-2 convertible redeemable preferred shares
Temporary equity, par value (in US dollars per share)		$ 0.00001
Temporary equity, shares authorized (in shares)		76,812,654
Temporary equity, shares issued (in shares)		76,812,654
Temporary equity, shares outstanding (in shares)		76,812,654
Temporary equity, liquidation preference		$ 11,512,547
Series B-3 convertible redeemable preferred shares
Temporary equity, par value (in US dollars per share)		$ 0.00001
Temporary equity, shares authorized (in shares)		147,755,566
Temporary equity, shares issued (in shares)		147,755,566
Temporary equity, shares outstanding (in shares)		147,755,566
Temporary equity, liquidation preference		$ 25,765,087
Series C convertible redeemable preferred shares
Temporary equity, par value (in US dollars per share)		$ 0.00001
Temporary equity, shares authorized (in shares)		205,991,949
Temporary equity, shares issued (in shares)		98,834,937
Temporary equity, shares outstanding (in shares)		98,834,937
Temporary equity, liquidation preference		$ 56,616,000
Series C-1 convertible redeemable preferred shares
Temporary equity, par value (in US dollars per share)		$ 0.00001
Temporary equity, shares authorized (in shares)		18,597,738
Temporary equity, shares issued (in shares)		18,597,738
Temporary equity, shares outstanding (in shares)		18,597,738
Temporary equity, liquidation preference		$ 12,000,000
Class A ordinary shares
Common stock, par value (in US dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized (in shares)	4,662,388,278	3,144,831,053
Common stock, shares issued (in shares)	1,777,218,449	216,546,541
Common stock, shares outstanding (in shares)	1,777,218,449	216,546,541
Class B ordinary shares
Common stock, par value (in US dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized (in shares)	337,611,722	518,507,295
Common stock, shares issued (in shares)	337,611,722	337,611,722
Common stock, shares outstanding (in shares)	337,611,722	337,611,722
Angle preferred shares
Preferred Stock, par value (in US dollar per share)		$ 0.00001
Preferred Stock, Shares Authorized (in shares)		419,736,104
Preferred stock, shares issued (in shares)		419,736,104
Preferred Stock, Shares Outstanding (in shares)		419,736,104
VIEs
Accrued expenses and other current liabilities	$ 9,267,717	$ 6,939,074
Operating Lease, Liability, Current	1,097,916
Operating Lease, Liability, Noncurrent	$ 100,701